Borrowings - Adviser Revolver Narrative (Details) - USD ($)	3 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Debt Instrument [Line Items]
Debt	$ 572,270,000	$ 498,641,492
Adviser Revolver
Debt Instrument [Line Items]
Annualized average stated interest rate	4.50%
Other Short-Term Borrowings
Debt Instrument [Line Items]
Short-term debt, average outstanding amount	$ 535,035,000
Annualized average stated interest rate	7.90%
Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 250,000,000
Revolving Credit Facility | Adviser Revolver
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 50,000,000
Revolving Credit Facility | Adviser Revolver | Line of Credit
Debt Instrument [Line Items]
Debt	$ 0
Revolving Credit Facility | Adviser Revolver | Line of Credit | Short-term Applicable Federal Rate
Debt Instrument [Line Items]
Interest rate	5.00%